Other Income	12 Months Ended
Nov. 30, 2023
Other Income [Abstract]
OTHER INCOME
13.	OTHER INCOME

	For the Year Ended November 30,
	2021	2022	2023
	HK$	HK$	HK$	US$
Government grant	59,377	215,000	—	—
Bank interest income	51	2,446	474,720	60,788
Sundry income	60,901	62,795	99,407	12,729
Total	120,329	280,241	574,127	73,517

Other income mainly represented (i) government grant mainly in relation to the Distance Business Programme launched by the Innovation and Technology Commission under the Anti-Epidemic Fund set up by the Hong Kong Government to support enterprises to adopt IT solutions to continue the business and service during the epidemic, (ii) bank interest income arisen from the fixed term deposit and (iii) sundry income.